Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Stock Options Activity

The following summarizes the Company’s stock option activity for the three months ended March 31, 2022:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding – December 31, 2021	10,027,094	$3.28	7.2	$67,173
Granted	1,010	9.81		—
Exercised	(83,582)	0.78		—
Cancelled	(744,907)	7.21		—
Outstanding – March 31, 2022	9,199,615	$2.99	6.8	$37,590
Exercisable – December 31, 2021	5,176,464	$0.46	5.3	$49,268
Exercisable – March 31, 2022	5,296,422	$0.51	5.1	$32,547

The following summarizes the Company’s stock option activity for the years ended December 31, 2021 and 2020:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding – December 31, 2019	7,738,866	$0.49	7.36	$5,848
Granted	1,993,969	1.24
Exercised	(318,564)	0.40
Cancelled	(1,531,184)	0.93
Outstanding – December 31, 2020	7,883,087	0.59	6.83	$5,058
Granted	3,761,109	7.93
Exercised	(158,129)	0.16
Cancelled	(1,458,973)	1.11
Outstanding – December 31, 2021	10,027,094	$3.28	7.23	$67,173
Exercisable – December 31, 2020	5,063,856	$0.33	5.78	$4,592
Exercisable – December 31, 2021	5,176,464	$0.46	5.33	$49,268

Schedule of Quantitative Information Regarding Assumptions Used in Binomial lattice Model

The Company calculated the fair value of option grants on the respective dates of grant using the following weighted average assumptions:

	Years ended
	December 31,	December 31,
	2021	2020
Options
Risk-free interest rate	1.19%	0.51%
Expected term (in years)	6.08	6.06
Expected dividend yield	—%	—%
Expected volatility	66.56%	64.98%

Summary of RSU and RSAs Activity

The following summarizes the Company’s employee RSUs activity for the three months ended March 31, 2022:

	Restricted Stock Units Outstanding
	Number of Shares	Weighted-Average Grant-Date Fair Value
Outstanding – December 31, 2021	1,797,474	$8.34
Granted	408	9.81
Released	(731,588)	8.78
Cancelled	(222,746)	8.74
Outstanding – March 31, 2022	843,548	$7.86

The following summarizes the Company’s employee RSAs activity for the three months ended March 31, 2022:

	Restricted Stock Awards Outstanding
	Number of Shares	Weighted-Average Grant-Date Fair Value
Outstanding – December 31, 2021	5,129,222	$8.78
Released	(1,282,305)	8.78
Outstanding – March 31, 2022	3,846,917	$8.78

The following summarizes the Company’s employee RSU activity for the years ended December 31, 2021 and 2020:

	Restricted Stock Units Outstanding
	Number of Shares	Weighted- Average Grant-Date Fair Value(1)
Outstanding – December 31, 2019	1,454,642	$8.78
Granted	384,692	3.25
Cancelled	(938,117)	6.51
Outstanding – December 31, 2020	901,217	$8.78
Granted	932,123	7.93
Released	(28,982)	8.78
Cancelled	(6,884)	8.78
Outstanding – December 31, 2021	1,797,474	$8.34

(1) Weighted average grant-date fair values have been updated to reflect the impact of the modification to the RSUs discussed below.

The following summarizes the Company’s employee RSAs activity for the year ended December 31, 2021:

	Restricted Stock Awards Outstanding
	Number of Shares	Weighted-Average Grant-Date Fair Value
Outstanding – December 31, 2020	—	$—
Granted	5,129,222	8.78
Outstanding – December 31, 2021	5,129,222	$8.78

Schedule of Stock Based Compensation Expense

The Company recognized stock-based compensation expense in the condensed consolidated statement of operations and comprehensive loss as follows:

	For the three months ended March 31,
(In thousands)	2022	2021
Cost of revenue	$14	$28
Research and development	155	61
Sales and marketing	132	10
General and administrative	10,549	74
Total stock-based compensation expense	$10,850	$173

The Company recognized stock-based compensation expense in the consolidated statement of operations and comprehensive loss as follows:

	December 31,	December 31,
(In thousands)	2021	2020
Cost of revenue	$92	$109
Research and development	446	249
Sales and marketing	814	45
General and administrative	41,766	1,888
Total stock-based compensation expense	$43,118	$2,291